Operating expense (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of Operating Expenses
The table presents operating expenses by nature (in USD thousands):

	For the year ended December 31,
	2024	2023	2022
Changes in inventories of finished goods and work in progress	$(183)	$145	$47
Raw materials and consumables used	(17,529)	(17,504)	(13,341)
Employee benefit expenses	(56,900)	(60,323)	(59,333)
Social charges	(10,514)	(11,956)	(11,480)
Research tax credit	726	1,129	1,292
Share-based compensation	(16,488)	(15,242)	(13,613)
Depreciation	(4,575)	(5,508)	(3,791)
Amortization	(4,021)	(2,828)	(1,780)
Professional fees	(10,987)	(14,245)	(13,837)
Laboratory and office expenses	(5,088)	(6,279)	(6,635)
Travel	(3,115)	(3,087)	(3,217)
Marketing	(2,872)	(1,767)	(2,213)
Licenses	(4,120)	(4,235)	(3,949)
Less: capitalized software development costs ("Note 16 - Intangible assets”)	7,737	7,469	5,820
Other expense	(3,995)	(3,920)	(9,730)
Total	$(131,924)	$(138,151)	$(135,760)

Summary of Depreciation and Amortization have Charged in Expense
Depreciation and amortization have been charged in the following expense categories (in USD thousands):

	For the year ended December 31,
	2024		2023		2022
	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
Cost of revenue	$—	$(3,524)	$—	$(2,099)	$—	$(1,133)
Research and development costs	(1,961)	—	(2,494)	—	(1,748)	—
Selling and marketing costs	(1,349)	—	(1,468)	—	(906)	—
General and administrative costs	(1,265)	(497)	(1,546)	(729)	(1,137)	(647)
Total	$(4,575)	$(4,021)	$(5,508)	$(2,828)	$(3,791)	$(1,780)

Summary of Employee Benefit Expenses, Social Charges and Share-based Compensation from the Operating Expense
The table presents employee costs by function, which consists of “Employee benefit expenses”, “Social charges” and “Share-based compensation” from the operating expense table (in USD thousands):

	For the year ended December 31,
	2024	2023	2022
Research and development costs	31,321	31,280	29,169
Selling and marketing costs	20,038	20,174	20,216
General and administrative costs	32,543	36,067	35,041
Total	$83,902	$87,521	$84,426